SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-term investment (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of equity interest acquired	10.00%
Payments to acquire investment	¥ 26,333			¥ 26,333
Amount of impairment		¥ 0	¥ 0	0
Amount of upward adjustments		0	0	0
Amount of downward adjustments		¥ 0	¥ 0	¥ 0